Deposits (Schedule Of Deposits By Type) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Negotiable order of withdrawal (NOW)	$ 4,490,914	$ 3,361,855
Money market deposits accounts (MMDA)	3,738,480	3,049,151
Savings deposits	364,703	332,351
Certificates of deposit and other time deposits	2,154,180	2,545,656
Total deposits	$ 10,748,277	$ 9,289,013